TRADE AND OTHER RECEIVABLES - Age of trade and other accounts receivables (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
Age of trade and other accounts receivables that are past due but not impaired
Trade and other receivables	₽ 28,017	₽ 29,805
Neither past due nor impaired
Age of trade and other accounts receivables that are past due but not impaired
Trade and other receivables	22,551	24,100
Less than 60 days | Past due, but not impaired
Age of trade and other accounts receivables that are past due but not impaired
Trade and other receivables	3,265	3,225
61-150 days | Past due, but not impaired
Age of trade and other accounts receivables that are past due but not impaired
Trade and other receivables	872	1,205
More than 150 days | Past due, but not impaired
Age of trade and other accounts receivables that are past due but not impaired
Trade and other receivables	₽ 1,329	₽ 1,275